Trade, Other Payables and Accrued Liabilities	12 Months Ended
Aug. 31, 2020
Notes To Financial Statements [Abstract]
Trade, Other Payables and Accrued Liabilities

14. Trade, other payables and accrued liabilities

Trade and other payables of the Company are principally comprised of amounts outstanding for trade purchases relating to exploration activities and payroll liabilities.  The amount as at August 31, 2020 includes $1,955,693 accrued in relation to conversion of convertible loans and gold loans into common shares.  The usual credit period taken for trade purchases is between 30 to 90 days.

The following is an aged analysis of the trade, other payables and accrued liabilities:

	August 31, 2020	August 31, 2019

Less than 1 month	$ 3,073,229	$ 839,215
1 to 3 months	677,284	403,532
Over 3 months	2,625,369	4,982,384
Total Trade, Other Payables and Accrued Liabilities	$ 6,375,882	$ 6,225,131